Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per Share
Earnings per Share

(C.6) Earnings per Share

€ millions, unless otherwise stated	2025	2024	2023
Profit attributable to equity holders of SAP SE	7,161	3,124	3,634
Profit attributable to equity holders of SAP SE1	7,161	3,124	6,139
Issued ordinary shares[2]	1,229	1,229	1,229
Effect of treasury shares[2]	-63	-62	-61
Weighted average shares outstanding, basic[2]	1,166	1,166	1,167
Dilutive effect of share-based payments[2]	9	13	12
Weighted average shares outstanding, diluted[2]	1,175	1,180	1,180
Earnings per share, basic, attributable to equity holders of SAP SE (in €) from continuing operations	6.14	2.68	3.11
Earnings per share, basic, attributable to equity holders of SAP SE (in €)[1]	6.14	2.68	5.26
Earnings per share, diluted, attributable to equity holders of SAP SE (in €) from continuing operations	6.10	2.65	3.08
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)[1]	6.10	2.65	5.20

[1] from continuing and discontinued operations

[2] Number of shares in millions